BTS TACTICAL FIXED INCOME VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	FIXED INCOME - 98.6%
23,635	iShares Broad USD High Yield Corporate Bond ETF	$ 864,805
25,567	iShares iBoxx High Yield Corporate Bond ETF (a)	1,987,323
5,912	SPDR Bloomberg Convertible Securities ETF	431,812
18,168	SPDR Bloomberg High Yield Bond ETF	1,729,594
8,262	VanEck High Yield Muni ETF	431,772
84,732	Xtrackers USD High Yield Corporate Bond ETF	3,025,779
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,183,467)	8,471,085

	SHORT-TERM INVESTMENTS — 25.4%
	COLLATERAL FOR SECURITIES LOANED - 23.6%
2,031,474	State Street Institutional US Government Money, Premier Class, 5.26% (Cost $2,031,474)(b)(c)	2 ,031,474

	MONEY MARKET FUND - 1.8%
156,378	Fidelity Government Portfolio, Class I, 5.21% (Cost $156,378)(c)	156,378

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,187,852)	2,187,852

	TOTAL INVESTMENTS - 124.0% (Cost $10,371,319)	$ 10,658,937
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%	(2,060,678)
	NET ASSETS - 100.0%	$ 8,598,259

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $1,987,245.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $2,031,474 at March 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.